Schedule of Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax expense (benefit)					$ 2,566	$ (12,760)
Net operating loss carry forward					(9,813)	(7,359)
Valuation allowance					6,140	18,731
Deferred tax benefit (expense)	$ (547)	$ (569)	$ (1,806)	$ (524)	$ (1,107)	$ (1,388)